NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund

Supplement dated November 9, 2020
to the Prospectus dated February 28, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Fund Summary: Nationwide Loomis Core Bond Fund - Portfolio Managers” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Christopher T. Harms	Vice President	Since 2017
Clifton V. Rowe, CFA	Vice President	Since 2017
Daniel Conklin, CFA	Vice President	Since 2019
Ian Anderson	Vice President	Since 2020
Barath W. Sankaran, CFA	Vice President	Since 2020

2.	The information under the heading “Nationwide Loomis Core Bond Fund and Nationwide
Loomis Short Term Bond Fund” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

Nationwide Loomis Core Bond Fund

Christopher T. Harms, Clifton V. Rowe, CFA, Daniel Conklin, CFA, Ian Anderson and Barath W. Sankaran, CFA, are co-portfolio managers of the Fund and are responsible for the day-today management of the Fund, including the selection of the Fund’s investments.

Mr. Harms is a Vice President of Loomis Sayles, joined Loomis Sayles in 2010, and has 39 years of investment industry experience.

Mr. Rowe, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 1992, and has 27 years of investment industry experience.

Mr. Conklin, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 2012, and has 9 years of investment industry experience.

Ian Anderson, is a Vice President of Loomis Sayles, joined Loomis Sayles in 2011, and has over 21 years of investment industry experience.

Barath W. Sankaran, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 2009, and has over 21 years of investment industry experience.

Nationwide Loomis Short Term Bond Fund

Christopher T. Harms, Clifton V. Rowe, CFA, and Daniel Conklin, CFA, are co-portfolio managers of the Fund and are responsible for the day-today management of the Fund, including the selection of the Fund’s investments.

Mr. Harms is a Vice President of Loomis Sayles, joined Loomis Sayles in 2010, and has 39 years of investment industry experience.

Mr. Rowe, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 1992, and has 27 years of investment industry experience.

Mr. Conklin, CFA, is a Vice President of Loomis Sayles, joined Loomis Sayles in 2012, and has 9 years of investment industry experience.

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